Convertible Notes Payable (Details) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Total convertible notes payable	$ 221,805
Less: current portion of convertible notes payable
Less: discount on noncurrent convertible notes payable	$ (220,235)
Noncurrent convertible notes payable, net of discount	1,570
Convertible notes payable [Member]
Total convertible notes payable	36,340
Convertible notes payable 1 [Member]
Total convertible notes payable	100,000
Convertible notes payable 2 [Member]
Total convertible notes payable	$ 85,465